Financial instruments (Details 11) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Current bank borrowings	$ 199	$ 300
Non-current bank borrowings	69,138	68,870
Total bank borrowings	$ 2,202,050	$ 1,682,490